Share Capital (Details) - Schedule of Share Capital - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Share Capital [Line Items]
Shares Issued	$ 449,374	$ 423,098
Common shares [Member]
Share Capital (Details) - Schedule of Share Capital [Line Items]
Shares Issued	449,374	423,098
Preferred shares [Member]
Share Capital (Details) - Schedule of Share Capital [Line Items]
Shares Issued